Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2020

O2T-QTLY-0620
1.951016.107

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,150,200	$66,078,990
Entertainment - 0.0%
Ateam, Inc.	5,000	33,127
GAMEVIL, Inc. (a)	15,000	304,978
Nihon Falcom Corp.	35,000	391,371
		729,476
Interactive Media & Services - 1.9%
Cars.com, Inc. (a)(b)	656,000	3,398,080
Kakaku.com, Inc.	500,000	10,250,198
mixi, Inc.	10,000	173,042
Momo, Inc. ADR	5,000	120,400
XLMedia PLC	125,000	35,817
Yahoo! Japan Corp.	42,000,000	162,091,724
YY, Inc. ADR (a)	625,000	38,100,000
Zappallas, Inc. (a)(c)	1,000,000	3,186,880
ZIGExN Co. Ltd.	5,000	14,956
		217,371,097
Media - 2.6%
AMC Networks, Inc. Class A (a)	125,000	2,981,250
Comcast Corp. Class A	3,550,000	133,586,500
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	910,952
Criteo SA sponsored ADR (a)	25,000	248,250
Discovery Communications, Inc.:
Class A (a)(b)	2,600,000	58,292,000
Class B (a)	19,308	690,261
DISH Network Corp. Class A (a)	100,000	2,501,500
DMS, Inc.	250,000	3,813,540
F@N Communications, Inc.	525,000	2,235,708
Gendai Agency, Inc. (c)	850,000	2,035,596
Hyundai HCN	2,250,049	7,584,497
Interspace Co. Ltd.	20,000	199,413
Ipsos SA	10,000	192,870
ITE Group PLC	1,687,471	485,647
Nippon BS Broadcasting Corp.	200,000	1,859,945
Nippon Television Network Corp.	150,000	1,685,692
Omnicom Group, Inc.	100,000	5,703,000
Pico Far East Holdings Ltd.	9,600,000	1,370,721
Proto Corp.	100,000	902,017
RKB Mainichi Broadcasting Corp.	3,000	153,753
Television Broadcasts Ltd.	1,500,000	2,070,480
ViacomCBS, Inc.:
Class A (b)	650,906	12,777,285
Class B	2,600,000	44,876,000
WOWOW INC.	250,000	5,942,785
		293,099,662
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	525,000	20,228,999

TOTAL COMMUNICATION SERVICES		597,508,224

CONSUMER DISCRETIONARY - 17.1%
Auto Components - 4.5%
Adient PLC (a)	1,200,000	17,976,000
ASTI Corp.	30,000	372,082
ATLASBX Co. Ltd.	6,000	242,501
Brembo SpA	1,000	8,509
Burelle SA	1,700	1,050,701
Chita Kogyo Co. Ltd.	10,000	57,774
Compagnie Plastic Omnium	1,000	19,024
Cooper Tire & Rubber Co.	350,000	7,416,500
Cooper-Standard Holding, Inc. (a)	150,000	1,927,500
DaikyoNishikawa Corp.	650,000	3,264,688
DongAh Tire & Rubber Co. Ltd.	57,879	528,841
DTR Automotive Corp.	50,120	1,043,788
Eagle Industry Co. Ltd.	300,000	1,912,128
Exedy Corp.	15,000	243,908
Fukoku Co. Ltd.	250,000	1,386,106
G-Tekt Corp. (c)	2,850,000	29,398,966
Gentex Corp.	250,000	6,060,000
Hi-Lex Corp.	249,937	2,720,276
Hu Lane Associate, Inc.	50,000	119,645
Hyundai Mobis	950,000	134,503,309
IJT Technology Holdings Co. Ltd.	1,600,000	6,664,492
INFAC Corp.	362,529	898,235
Lear Corp.	1,700,200	166,024,530
Linamar Corp.	2,550,000	61,260,821
Murakami Corp.	35,000	743,279
Piolax, Inc.	924,000	13,827,927
Seoyon Co. Ltd.	425,000	1,310,152
Seoyon E-Hwa Co., Ltd.	685,725	1,967,133
SL Corp.	15,000	163,602
Stanley Electric Co. Ltd.	100,000	2,306,295
Strattec Security Corp.	40,000	652,000
TBK Co. Ltd. (c)	1,800,000	7,983,972
The Furukawa Battery Co. Ltd.	150,000	781,345
TPR Co. Ltd.	825,000	9,724,875
Xinyi Glass Holdings Ltd.	300,000	347,447
Yorozu Corp. (c)	1,852,000	19,708,186
		504,616,537
Automobiles - 0.3%
Audi AG	26,500	28,749,625
Kabe Husvagnar AB (B Shares)	25,000	358,761
Renault SA	10,000	198,415
		29,306,801
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	4,331,175
Harima-Kyowa Co. Ltd.	150,000	2,251,782
Headlam Group PLC	50,000	188,925
LKQ Corp. (a)	5,000	130,750
Nakayamafuku Co. Ltd.	200,000	877,790
SPK Corp.	30,000	367,609
Uni-Select, Inc.	25,000	76,511
Yagi & Co. Ltd.	450,000	6,147,323
Yamae Hisano Co. (b)	50,000	615,944
		14,987,809
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	300,000	439,013
Estacio Participacoes SA	5,000	27,906
Heian Ceremony Service Co. Ltd.	500,000	3,853,143
Kukbo Design Co. Ltd.	200,000	2,321,293
MegaStudy Co. Ltd. (c)	1,086,945	9,305,117
MegaStudyEdu Co. Ltd. (c)	1,048,420	38,835,485
Multicampus Co. Ltd.	60,000	1,548,352
Step Co. Ltd.	217,000	2,814,742
Tsukada Global Holdings, Inc.	1,100,000	3,669,571
		62,814,622
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	125,000	704,399
Fairwood Holdings Ltd.	50,000	119,729
Hiday Hidaka Corp.	250,000	3,913,712
Kura Sushi, Inc. (b)	100,000	3,946,326
NetEnt AB	175,000	604,478
Playtech Ltd.	100,000	293,967
The Cheesecake Factory, Inc.	50,000	1,114,500
The Restaurant Group PLC (b)	16,957,111	11,522,361
ZEAL Network SE	1,000	31,232
		22,250,704
Household Durables - 1.9%
Ace Bed Co. Ltd.	250,145	8,936,397
Avantia Co. Ltd.	700,000	4,409,449
Cuckoo Holdings Co. Ltd.	35,000	2,581,410
Emak SpA	600,000	394,506
FJ Next Co. Ltd. (b)	1,100,000	8,435,913
Flexsteel Industries, Inc.	10,000	96,000
Fuji Corp. Ltd.	50,000	238,084
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	52,336,011
Haier Electronics Group Co. Ltd.	1,000	2,754
Hamilton Beach Brands Holding Co.:
Class A	125,000	1,648,750
Class B	125,000	1,648,750
Helen of Troy Ltd. (a)	425,000	69,819,000
Iida Group Holdings Co. Ltd.	100,000	1,340,912
iRobot Corp. (a)(b)	25,000	1,524,000
Mohawk Industries, Inc. (a)	250,000	21,930,000
Nittoh Corp.	25,000	93,184
Q.E.P. Co., Inc. (a)	30,998	295,101
SABAF SpA (a)	400,000	4,821,740
Sanei Architecture Planning Co. Ltd.	660,000	7,386,293
Taylor Morrison Home Corp. (a)	2,000,000	29,100,000
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	329	12
Wellpool Co. Ltd.	200,000	352,139
		217,390,405
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100,000	1,015,701
CROOZ, Inc. (a)(b)	50,000	438,429
Danawa Co. Ltd.	10,000	221,428
Hyundai Home Shopping Network Corp.	10,000	592,671
Liberty Interactive Corp. QVC Group Series A (a)	50,000	402,750
NS Shopping Co. Ltd.	75,000	478,458
		3,149,437
Leisure Products - 0.1%
Mars Group Holdings Corp.	550,000	8,615,291
Multiline Retail - 0.4%
Big Lots, Inc.	100,000	2,345,000
Grazziotin SA	400,000	1,699,185
Gwangju Shinsegae Co. Ltd. (c)	97,372	11,742,285
Lifestyle China Group Ltd. (a)	12,500,000	2,890,292
Lifestyle International Holdings Ltd.	11,700,000	11,136,862
Macy's, Inc. (b)	700,000	4,102,000
Ryohin Keikaku Co. Ltd.	100,000	1,190,150
Treasure Factory Co. Ltd. (c)	850,000	5,457,299
Watts Co. Ltd.	68,300	413,689
		40,976,762
Specialty Retail - 8.4%
ABC-MART, Inc.	25,000	1,283,604
Arc Land Sakamoto Co. Ltd.	525,000	5,063,365
AT-Group Co. Ltd.	910,524	11,055,423
AutoNation, Inc. (a)	600,000	22,344,000
Best Buy Co., Inc.	2,200,000	168,806,000
DCM Japan Holdings Co. Ltd. (b)	25,000	246,005
Dick's Sporting Goods, Inc.	25,000	734,750
Dunelm Group PLC	300,000	3,478,109
E-Life Mall Corp. Ltd.	100,000	224,697
Fenix Outdoor International AG	3,000	239,868
Foot Locker, Inc.	300,000	7,689,000
Formosa Optical Technology Co. Ltd.	751,383	1,582,509
Fuji Corp. (c)	705,790	11,746,177
GameStop Corp. Class A (a)(b)(c)	6,978,267	39,985,470
Genesco, Inc. (a)(b)	425,000	8,045,250
GNC Holdings, Inc. Class A (a)(b)	121,851	70,125
Goldlion Holdings Ltd.	9,300,000	2,292,405
Guess?, Inc. (b)(c)	4,600,000	43,010,000
Handsman Co. Ltd. (c)	743,100	8,579,424
Hibbett Sports, Inc. (a)(b)(c)	1,350,300	20,835,129
Hour Glass Ltd.	28,600,000	12,554,695
IA Group Corp.	18,200	547,789
International Housewares Retail Co. Ltd.	999,600	243,800
JB Hi-Fi Ltd. (b)	900,000	20,346,665
John David Group PLC	33,500,000	223,371,065
Jumbo SA	1,750,000	27,404,469
K's Holdings Corp.	3,900,000	42,955,784
Ku Holdings Co. Ltd.	600,000	4,517,542
Leon's Furniture Ltd.	225,000	2,141,780
Lookers PLC	1,534,541	485,121
Mandarake, Inc.	180,000	805,106
Mitsui & Associates Telepark Corp.	25,000	501,328
Mr. Bricolage SA (a)	311,600	990,254
Nafco Co. Ltd.	640,400	7,029,690
Nitori Holdings Co. Ltd.	625,000	96,212,086
Nojima Co. Ltd.	50,000	874,528
Oriental Watch Holdings Ltd.	9,273,000	2,040,032
Padini Holdings Bhd	2,000,000	1,159,042
Sacs Bar Holdings, Inc.	400,000	2,064,949
Sally Beauty Holdings, Inc. (a)(b)(c)	6,200,000	60,202,000
Samse SA	37,000	4,622,295
Silvano Fashion Group A/S	9,800	16,771
SuperGroup PLC	125,000	199,788
The Buckle, Inc.	625,000	9,568,750
Tokatsu Holdings Co. Ltd. (c)	250,000	871,267
Truworths International Ltd.	334,900	528,659
Urban Outfitters, Inc. (a)	100,000	1,734,000
Vita Group Ltd.	350,000	247,098
Williams-Sonoma, Inc. (b)	900,000	55,656,000
		937,203,663
Textiles, Apparel & Luxury Goods - 0.7%
Best Pacific International Holdings Ltd.	2,700,000	401,287
Bjorn Borg AB	5,000	5,982
Capri Holdings Ltd. (a)	2,000,000	30,500,000
Embry Holdings Ltd.	3,200,000	479,915
Ff Group (a)(d)	1,180,000	1,551,724
Fossil Group, Inc. (a)(b)	2,338,700	9,261,252
Fujibo Holdings, Inc.	2,000	53,935
Gildan Activewear, Inc.	50,000	697,583
Grendene SA	300,000	384,523
Hagihara Industries, Inc.	135,000	1,679,402
Magni-Tech Industries Bhd	8,533,333	3,713,194
Movado Group, Inc. (b)	25,000	257,750
Only Corp.	15,000	79,392
Sakai Ovex Co. Ltd.	180,000	3,445,185
Sitoy Group Holdings Ltd.	11,200,000	683,985
Tapestry, Inc.	900,000	13,392,000
Ted Baker PLC (b)	400,000	768,295
Texwinca Holdings Ltd.	1,800,000	304,560
Youngone Holdings Co. Ltd.	258,000	8,717,938
Yue Yuen Industrial (Holdings) Ltd.	1,138,000	1,815,291
		78,193,193

TOTAL CONSUMER DISCRETIONARY		1,919,505,224

CONSUMER STAPLES - 6.2%
Beverages - 0.9%
A.G. Barr PLC	500,000	3,107,816
Britvic PLC	6,968,131	64,286,844
C&C Group PLC (United Kingdom)	412,710	1,013,626
Jinro Distillers Co. Ltd. (c)	460,240	11,005,541
Lucas Bols BV (e)	120,000	1,091,467
Muhak Co. Ltd.	340,000	1,782,786
National Beverage Corp. (a)(b)	1,000	50,230
Olvi PLC (A Shares)	100,000	4,219,023
Spritzer Bhd	1,000,000	457,545
Willamette Valley Vineyards, Inc. (a)	5,000	32,500
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	11,125,374
		98,172,752
Food & Staples Retailing - 2.8%
Amsterdam Commodities NV	625,000	13,451,559
Belc Co. Ltd.	35,000	2,057,960
Create SD Holdings Co. Ltd.	930,000	26,561,524
Daiichi Co. Ltd.	200,000	1,269,161
Dong Suh Companies, Inc.	500,000	7,120,279
Genky DrugStores Co. Ltd. (b)	400,000	9,139,449
Halows Co. Ltd.	100,000	2,756,371
Magnit OJSC	5,388	267,578
MARR SpA	750,000	9,829,775
Medical Ikkou Co. Ltd.	3,000	168,849
Nihon Chouzai Co. Ltd.	100,000	1,668,919
OM2 Network Co. Ltd.	220,000	2,224,293
Qol Holdings Co. Ltd.	150,000	1,678,703
Retail Partners Co. Ltd.	550,000	6,488,375
Sapporo Clinical Laboratory	20,000	335,275
Satoh & Co. Ltd.	50,000	708,196
Satsudora Holdings Co. Ltd. (c)	350,000	7,021,852
Shoei Foods Corp. (b)	50,000	1,828,729
Total Produce PLC	100,000	118,352
Valor Holdings Co. Ltd.	650,000	12,150,212
Walgreens Boots Alliance, Inc.	4,750,100	205,631,829
Yuasa Funashoku Co. Ltd.	10,000	287,006
		312,764,246
Food Products - 1.8%
Ajinomoto Malaysia Bhd	1,650,000	5,456,278
Armanino Foods of Distinction	325,000	832,000
Astral Foods Ltd.	10,000	104,104
Axyz Co. Ltd.	1,000	22,942
Bakkavor Group PLC (e)	100,000	88,039
Bell AG	40,500	10,342,657
Binggrea Co. Ltd.	15,000	785,289
Cal-Maine Foods, Inc.	100,000	4,151,000
Carr's Group PLC	4,270,000	6,090,659
Changshouhua Food Co. Ltd.	3,500,000	1,129,882
Cranswick PLC	462,773	21,670,831
Fleury Michon SA	2,000	47,779
Fresh Del Monte Produce, Inc.	1,445,500	41,211,205
Glanbia PLC	5,000	53,039
High Liner Foods, Inc.	50,000	229,175
Ingredion, Inc.	675,000	54,810,000
JC Comsa Corp.	150,000	879,187
Kaneko Seeds Co. Ltd.	150,000	2,065,881
Kaveri Seed Co. Ltd.	207,575	1,022,740
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,056,575
LDC SA	500	53,149
London Biscuits Bhd (a)(d)	5,000,000	23,267
M. Dias Branco SA	10,000	58,846
Nissin Foods Co. Ltd.	500,000	410,930
Nitto Fuji Flour Milling Co. Ltd.	10,000	549,783
Origin Enterprises PLC	50,000	146,022
Pickles Corp.	100,000	2,107,813
President Bakery PCL	16,500	36,049
Prima Meat Packers Ltd.	1,250,000	28,572,427
S Foods, Inc.	300,000	6,410,101
Shinobu Food Products Co. Ltd. (b)	25,000	148,162
Thai President Foods PCL	131,357	772,403
Thai Wah PCL	426,000	43,895
Toyo Sugar Refining Co. Ltd.	210,000	2,309,090
Tyson Foods, Inc. Class A	20,000	1,243,800
Valsoia SpA	50,000	547,925
		199,482,924
Personal Products - 0.5%
Asaleo Care Ltd.	700,000	468,549
Hengan International Group Co. Ltd.	4,000,000	35,571,805
Jacques Bogart SA	15,000	115,064
Sarantis SA	2,400,000	20,514,312
		56,669,730
Tobacco - 0.2%
KT&G Corp.	315,000	21,028,695
Scandinavian Tobacco Group A/S (e)	400,000	4,611,374
		25,640,069

TOTAL CONSUMER STAPLES		692,729,721

ENERGY - 6.6%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	70,944
Cactus, Inc.	5,000	88,900
Cathedral Energy Services Ltd. (a)	800,000	57,473
Core Laboratories NV (b)	20,000	392,200
COVIA Corp. (a)(b)	725,000	471,250
Geospace Technologies Corp. (a)	440,000	2,732,400
High Arctic Energy Services, Inc.	400,000	175,294
Liberty Oilfield Services, Inc. Class A	600,000	2,832,000
Oil States International, Inc. (a)	2,199,391	7,565,905
PHX Energy Services Corp. (a)	25,000	12,213
Prosafe ASA (a)(b)	600,000	91,947
Shelf Drilling Ltd. (a)(e)	100,000	34,651
Smart Sand, Inc. (a)(b)	455,000	377,650
Solaris Oilfield Infrastructure, Inc. Class A	150,000	1,026,000
Subsea 7 SA	100,000	554,609
Tidewater, Inc. (a)(b)	82,985	477,994
Tidewater, Inc. warrants 11/14/24 (a)	4,764	2,144
		16,963,574
Oil, Gas & Consumable Fuels - 6.5%
Advantage Oil & Gas Ltd. (a)	300,000	487,086
Alvopetro Energy Ltd. (a)(b)	2,800,000	1,166,709
ARC Resources Ltd.	100,000	421,711
Baytex Energy Corp. (a)(b)	5,300,000	1,694,386
Beach Energy Ltd.	1,392,894	1,357,724
Berry Petroleum Corp.	200,000	686,000
Birchcliff Energy Ltd. (b)	7,030,814	7,728,112
Bonanza Creek Energy, Inc. (a)(c)	1,112,561	19,425,315
Bonavista Energy Corp. (b)	2,335,000	301,951
Bonterra Energy Corp. (b)	500,000	441,826
Cenovus Energy, Inc. (Canada)	150,000	544,201
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	112,142,856
sponsored ADR (H Shares)	50,000	2,484,000
Cimarex Energy Co.	25,000	635,500
CNOOC Ltd.	450,000	497,530
ConocoPhillips Co.	1,500,000	63,150,000
CONSOL Energy, Inc. (a)(b)	100,000	759,000
Delek U.S. Holdings, Inc. (b)	450,000	10,507,500
Denbury Resources, Inc. (a)(b)	15,000,000	5,332,500
Enterprise Products Partners LP	15,000	263,400
EQM Midstream Partners LP	50,000	1,007,000
EQT Corp.	1,350,000	19,696,500
Frontline Ltd. (NY Shares)	25,000	234,000
Fuji Oil Co. Ltd.	150,000	258,585
HollyFrontier Corp.	216,022	7,137,367
Husky Energy, Inc.	6,250,000	20,070,764
Imperial Oil Ltd. (b)	800,000	12,925,752
International Seaways, Inc.	55,000	1,331,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,408,605
NACCO Industries, Inc. Class A	125,000	4,393,750
NuVista Energy Ltd. (a)(b)	250,000	147,275
Oil & Natural Gas Corp. Ltd.	63,000,616	66,681,254
Oil India Ltd.	75,656	98,790
Ovintiv, Inc. (b)	2,000,000	12,660,000
Ovintiv, Inc. (b)	10,000	62,502
PDC Energy, Inc. (a)	400,000	5,196,000
Peyto Exploration & Development Corp. (b)(c)	12,474,700	25,183,309
S-Oil Corp.	10,000	576,208
San-Ai Oil Co. Ltd.	200,000	2,051,903
Sanrin Co. Ltd.	15,000	99,660
Seven Generations Energy Ltd. (a)	200,000	413,808
Sinopec Kantons Holdings Ltd.	6,000,000	2,651,961
Southwestern Energy Co. (a)(b)(c)	50,260,100	162,340,123
Star Petroleum Refining PCL	3,700,000	663,496
Thai Oil PCL (For. Reg.)	1,000,000	1,251,749
Total SA sponsored ADR	3,750,083	131,815,417
TransGlobe Energy Corp. (b)	30,000	17,889
Tsakos Energy Navigation Ltd. (b)	700,000	2,415,000
Unit Corp. (a)(b)(c)	5,400,000	1,825,200
Whiting Petroleum Corp. (a)(b)	2,500,000	3,150,000
World Fuel Services Corp.	250,000	6,250,000
		727,042,174

TOTAL ENERGY		744,005,748

FINANCIALS - 13.3%
Banks - 2.2%
Banco de Sabadell SA	101,510	42,060
Bar Harbor Bankshares	350,000	6,433,000
Central Valley Community Bancorp	25,000	365,750
Citizens Financial Services, Inc.	15,203	820,962
Community Trust Bancorp, Inc.	35,000	1,186,500
Credit Agricole Atlantique Vendee	7,000	1,058,591
East West Bancorp, Inc.	1,025,000	35,946,750
F & M Bank Corp.	131,632	2,435,192
First Hawaiian, Inc.	100,000	1,759,000
First of Long Island Corp.	5,000	78,950
FNB Corp., Pennsylvania	50,000	404,500
Gunma Bank Ltd.	5,600,000	18,055,258
Hiroshima Bank Ltd.	1,000,000	4,183,944
NIBC Holding NV (e)	1,000,000	7,506,573
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	641,394
OFG Bancorp (b)	1,861,516	23,417,871
Ogaki Kyoritsu Bank Ltd.	60,000	1,231,701
Regions Financial Corp.	25,000	268,750
San ju San Financial Group, Inc.	300,000	4,299,492
Schweizerische Nationalbank (b)	10	50,350
Shinsei Bank Ltd.	711,200	8,579,154
Skandiabanken ASA (e)	625,000	3,336,977
Sparebank 1 Oestlandet	1,000,000	8,169,799
Sumitomo Mitsui Financial Group, Inc.	3,000,000	78,891,683
Texas Capital Bancshares, Inc. (a)	200,000	5,556,000
The Keiyo Bank Ltd.	600,000	2,946,466
The San-In Godo Bank Ltd.	1,800,000	9,493,547
Unicaja Banco SA (e)	6,000,000	3,248,099
Van Lanschot NV (Bearer)	81,300	1,247,296
Yamaguchi Financial Group, Inc.	1,700,000	9,219,587
		240,875,196
Capital Markets - 0.6%
ABG Sundal Collier ASA	1,500,000	508,050
Blue Sky Alternative Investments Ltd. (a)(d)	10,000	0
CI Financial Corp.	10,000	106,254
Daou Data Corp.	10,000	67,416
Diamond Hill Investment Group, Inc.	16,000	1,752,960
Edify SA (a)	10,068	489,866
Franklin Resources, Inc. (b)	50,000	942,000
Goldman Sachs Group, Inc.	350,000	64,197,000
Lazard Ltd. Class A	10,000	275,000
		68,338,546
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	7,666,196
Cash Converters International Ltd. (a)	14,400,000	1,435,319
Discover Financial Services	3,250,932	139,692,548
Santander Consumer U.S.A. Holdings, Inc. (b)	1,000,000	15,590,000
Synchrony Financial	9,050,759	179,114,521
		343,498,584
Diversified Financial Services - 1.0%
Fuyo General Lease Co. Ltd.	575,000	28,987,094
IBJ Leasing Co. Ltd.	200,000	3,896,939
NICE Holdings Co. Ltd.	250,000	4,095,189
Ricoh Leasing Co. Ltd.	1,050,000	28,227,648
Tokyo Century Corp.	1,350,000	46,356,521
		111,563,391
Insurance - 6.2%
AFLAC, Inc.	3,575,000	133,133,000
ASR Nederland NV	1,000,000	26,903,117
Db Insurance Co. Ltd.	1,600,000	58,147,575
FBD Holdings PLC	9,811	77,625
Genworth Financial, Inc. Class A (b)	12,500,000	45,375,000
Hartford Financial Services Group, Inc.	150,000	5,698,500
Hyundai Fire & Marine Insurance Co. Ltd.	550,000	11,816,371
Lincoln National Corp.	350,000	12,414,500
MetLife, Inc.	8,500,956	306,714,492
National Western Life Group, Inc.	24,000	4,625,520
NN Group NV	2,022,101	58,494,475
Power Corp. of Canada (sub. vtg.)	600,000	9,595,172
Principal Financial Group, Inc.	200,000	7,282,000
Prudential Financial, Inc.	150,000	9,355,500
Reinsurance Group of America, Inc.	25,000	2,617,000
Shinkong Insurance Co. Ltd.	100,000	123,284
Talanx AG	180,000	6,426,503
		698,799,634
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	1,035,600	5,944,459
Genworth MI Canada, Inc. (b)	443,200	10,927,565
Genworth Mortgage Insurance Ltd.	3,200,899	4,425,105
Hingham Institution for Savings	10,100	1,545,502
		22,842,631

TOTAL FINANCIALS		1,485,917,982

HEALTH CARE - 22.9%
Biotechnology - 7.2%
Alexion Pharmaceuticals, Inc. (a)	425,000	45,674,750
Amgen, Inc.	1,500,000	358,830,000
Biogen, Inc. (a)	100,000	29,683,000
Cell Biotech Co. Ltd.	375,000	4,445,030
Essex Bio-Technology Ltd.	2,500,000	1,563,385
Gilead Sciences, Inc.	1,816,600	152,594,400
United Therapeutics Corp. (a)	1,900,000	208,164,000
		800,954,565
Health Care Equipment & Supplies - 0.6%
A&T Corp. (b)	90,000	1,353,585
Create Medic Co. Ltd.	35,000	356,148
Fukuda Denshi Co. Ltd.	650,000	46,153,846
InBody Co. Ltd.	5,000	77,582
Interojo Co. Ltd.	5,304	101,291
Kawasumi Laboratories, Inc.	100,000	855,426
Medikit Co. Ltd.	70,000	2,247,123
Meridian Bioscience, Inc. (a)	50,000	600,000
Nakanishi, Inc.	300,000	4,123,375
Paramount Bed Holdings Co. Ltd.	75,000	3,116,992
Paul Hartmann AG	1,000	352,864
Riverstone Holdings Ltd.	100,000	82,854
St.Shine Optical Co. Ltd.	900,000	10,475,212
Value Added Technology Co. Ltd.	75,000	1,571,195
Vieworks Co. Ltd.	25,000	724,375
		72,191,868
Health Care Providers & Services - 13.4%
Anthem, Inc.	2,450,000	687,788,494
CVS Health Corp.	3,150,030	193,884,347
EBOS Group Ltd.	487,300	6,581,462
Excelsior Medical Co. Ltd.	200,000	360,496
Hokuyaku Takeyama Holdings, Inc.	15,000	102,036
Humana, Inc.	448,600	171,284,452
Laboratory Corp. of America Holdings (a)	430,000	70,713,500
Quest Diagnostics, Inc.	375,000	41,291,250
Saint-Care Holding Corp.	375,000	1,425,709
Sigma Healthcare Ltd.	6,500,000	2,551,562
Tokai Corp.	375,000	9,735,359
Uchiyama Holdings Co. Ltd. (b)	775,000	2,404,836
UnitedHealth Group, Inc.	900,000	263,223,000
Universal Health Services, Inc. Class B	460,000	48,617,400
Viemed Healthcare, Inc. (a)	25,000	161,464
Yagami, Inc.	5,000	74,640
		1,500,200,007
Health Care Technology - 0.1%
Pharmagest Interactive	150,000	10,355,783
Schrodinger, Inc.	50,000	2,320,000
		12,675,783
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	50,000	8,023,500
Pharmaceuticals - 1.5%
Allergan PLC	50,000	9,367,000
Apex Healthcare Bhd	3,000,000	1,599,930
Biofermin Pharmaceutical Co. Ltd.	100,000	2,144,155
Boiron SA	15,000	552,308
Bristol-Myers Squibb Co.	550,000	33,445,500
Daito Pharmaceutical Co. Ltd.	210,000	7,113,172
Dawnrays Pharmaceutical Holdings Ltd.	22,505,000	3,371,079
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	43,324
DongKook Pharmaceutical Co. Ltd.	83,000	6,442,741
Genomma Lab Internacional SA de CV (a)	4,700,000	3,785,196
Huons Co. Ltd.	3,194	127,514
Jazz Pharmaceuticals PLC (a)	275,000	30,318,750
Kaken Pharmaceutical Co. Ltd.	10,000	550,715
Korea United Pharm, Inc.	130,000	1,888,726
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	11,971,947
Kyung Dong Pharmaceutical Co. Ltd.	50,000	341,609
Lee's Pharmaceutical Holdings Ltd.	10,200,000	5,000,459
Luye Pharma Group Ltd. (e)	4,700,000	2,282,212
Nippon Chemiphar Co. Ltd.	75,010	1,801,945
Orient Europharma Co. Ltd.	200,000	287,887
PT Tempo Scan Pacific Tbk	500,000	41,297
Samjin Pharmaceutical Co. Ltd.	2,000	41,734
Sanofi SA sponsored ADR	200,000	9,366,000
Supernus Pharmaceuticals, Inc. (a)	15,000	351,000
Syngen Biotech Co. Ltd.	62,618	217,809
Taro Pharmaceutical Industries Ltd. (a)	350,000	24,188,500
Towa Pharmaceutical Co. Ltd.	450,000	9,283,884
Vetoquinol SA	10,000	631,210
Vivimed Labs Ltd. (a)	100,000	16,182
		166,573,785

TOTAL HEALTH CARE		2,560,619,508

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.1%
Magellan Aerospace Corp.	200,000	921,010
Moog, Inc. Class A	20,000	989,600
SIFCO Industries, Inc. (a)	61,000	148,761
The Lisi Group	10,000	162,186
Vectrus, Inc. (a)	60,000	3,120,600
		5,342,157
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	6,264,735
CTI Logistics Ltd.	456,843	176,026
Hub Group, Inc. Class A (a)	15,000	721,650
Onelogix Group Ltd.	4,600,100	651,488
SBS Co. Ltd.	250,000	4,258,491
		12,072,390
Building Products - 0.3%
InnoTec TSS AG	50,000	454,778
Installux SA	500	152,323
Kondotec, Inc.	46,300	397,788
KVK Corp.	75,000	952,570
Nichias Corp.	5,000	101,570
Nihon Dengi Co. Ltd.	350,000	10,322,415
Nihon Flush Co. Ltd.	100,000	1,134,045
Noda Corp.	400,000	2,299,772
Resideo Technologies, Inc. (a)	50,000	256,500
Sekisui Jushi Corp.	750,000	15,375,297
		31,447,058
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	2,155,174
Calian Technologies Ltd.	309,000	10,078,379
Civeo Corp. (a)	2,916,700	1,837,521
CMC Corp.	15,000	268,369
Fursys, Inc.	200,000	4,552,040
Loomis AB (B Shares)	75,000	1,828,932
Matsuda Sangyo Co. Ltd.	150,000	1,852,024
Mitie Group PLC	1,089,943	1,017,232
Nippon Kanzai Co. Ltd.	20,000	344,407
Secom Joshinetsu Co. Ltd.	26,250	821,880
VSE Corp.	335,000	6,438,700
		31,194,658
Construction & Engineering - 0.8%
Arcadis NV	1,000,562	15,558,851
Argan, Inc.	5,000	187,700
Boustead Projs. Pte Ltd.	2,549,475	1,371,112
Boustead Singapore Ltd.	9,598,200	4,073,811
Daiichi Kensetsu Corp.	275,000	4,440,898
EMCOR Group, Inc.	1,000	63,530
Geumhwa PSC Co. Ltd.	1,000	23,378
Hokuriku Electrical Construction Co. Ltd.	125,000	1,162,466
Joban Kaihatsu Co. Ltd. (b)	5,000	221,311
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	794,157
Meisei Industrial Co. Ltd.	600,000	4,428,086
Mirait Holdings Corp.	47,000	615,776
Nakano Corp.	10,000	33,267
Nippon Rietec Co. Ltd. (b)	1,041,046	21,429,163
Raiznext Corp.	1,925,000	21,399,851
Seikitokyu Kogyo Co. Ltd.	550,000	4,100,079
Shinnihon Corp.	75,000	541,630
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	47,945
Sumiken Mitsui Road Co. Ltd.	60,000	412,617
Sumitomo Densetsu Co. Ltd.	175,000	3,680,520
Watanabe Sato Co. Ltd.	60,000	945,441
		85,531,589
Electrical Equipment - 0.5%
Acuity Brands, Inc.	250,000	21,647,500
Aichi Electric Co. Ltd.	150,000	2,789,918
Aros Quality Group AB	853,205	13,832,950
BizLink Holding, Inc.	25,000	162,598
Canare Electric Co. Ltd.	95,000	1,445,604
Dewhurst PLC	25,000	259,772
Gerard Perrier Industrie SA	100	5,698
Hammond Power Solutions, Inc. Class A	529,700	2,378,408
Iwabuchi Corp.	10,000	503,192
Johnson Electric Holdings Ltd.	10,000	16,791
Regal Beloit Corp.	100,000	7,101,000
Sensata Technologies, Inc. PLC (a)	100,000	3,638,000
Terasaki Electric Co. Ltd.	110,000	933,793
		54,715,224
Industrial Conglomerates - 0.1%
Lifco AB	100,018	4,727,620
Mytilineos SA	875,000	6,520,308
Nolato AB (B Shares)	65,000	3,416,369
Reunert Ltd.	300,000	647,694
		15,311,991
Machinery - 0.8%
Aalberts Industries NV	5,000	140,817
Beijer Alma AB (B Shares)	1,000	9,541
Conrad Industries, Inc. (a)	22,800	221,160
Crane Co.	10,000	544,500
Cummins, Inc.	27,000	4,414,500
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	12,283,241
Daiwa Industries Ltd.	1,100,000	9,532,684
Estic Corp.	70,000	2,465,639
Fuji Latex Co. Ltd.	35,000	653,916
Fujimak Corp. (c)	820,000	4,508,223
Fukushima Industries Corp.	100,000	2,963,239
Haitian International Holdings Ltd.	4,501,000	7,963,818
Hillenbrand, Inc.	25,000	523,750
Hokuetsu Industries Co. Ltd.	1,000	9,318
Hosokawa Micron Corp.	10,000	458,929
Hy-Lok Corp.	150,000	1,494,024
Ihara Science Corp.	200,000	1,930,765
Impro Precision Industries Ltd. (e)	250,000	81,788
ITT, Inc.	10,000	527,200
Koike Sanso Kogyo Co. Ltd.	35,000	701,207
Krones AG	15,000	904,898
Mitsuboshi Belting Ltd.	12,500	172,390
Nakanishi Manufacturing Co. Ltd.	250,000	2,008,107
Nansin Co. Ltd.	250,000	1,134,511
Oshkosh Corp.	5,000	337,650
Sakura Rubber Co. Ltd.	41,100	1,648,749
Sansei Co. Ltd. (c)	850,000	2,376,182
Semperit AG Holding (a)(b)	300,000	3,747,807
SIMPAC, Inc.	2,325,000	4,440,091
Snap-On, Inc.	25,000	3,257,250
Stanley Black & Decker, Inc.	25,000	2,755,000
Suzumo Machinery Co. Ltd.	10,000	131,296
Teikoku Sen-I Co. Ltd.	550,000	11,300,843
The Hanshin Diesel Works Ltd.	30,000	536,458
Tocalo Co. Ltd.	400,000	3,991,986
Yamada Corp.	80,000	1,549,830
		91,721,307
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	169,825
Japan Transcity Corp.	1,400,000	6,431,533
SITC International Holdings Co. Ltd.	8,000,000	7,902,893
		14,504,251
Professional Services - 0.5%
ABIST Co. Ltd. (c)	260,000	4,731,678
Akka Technologies SA	600,000	19,232,167
Benext Group, Inc.	10,000	63,365
Bertrandt AG	200,000	7,703,826
Career Design Center Co. Ltd.	110,000	873,317
Cpl Resources PLC	50,000	383,548
Kelly Services, Inc. Class A (non-vtg.)	25,000	386,250
McMillan Shakespeare Ltd.	2,500,000	10,799,119
Robert Half International, Inc.	100,000	4,727,000
SHL-JAPAN Ltd.	152,300	2,800,055
TrueBlue, Inc. (a)	25,000	388,250
WDB Holdings Co. Ltd.	100,000	2,361,273
		54,449,848
Road & Rail - 0.8%
Autohellas SA (c)	2,600,000	13,377,041
Daqin Railway Co. Ltd. (A Shares)	42,000,622	42,552,159
Hamakyorex Co. Ltd.	212,000	5,839,556
Higashi Twenty One Co. Ltd.	200,000	1,010,110
Knight-Swift Transportation Holdings, Inc. Class A	10,000	371,800
Kyushu Railway Co.	200,000	5,410,241
NANSO Transport Co. Ltd.	125,000	1,292,923
Nikkon Holdings Co. Ltd.	100,000	1,959,651
Ryder System, Inc.	20,000	708,000
SENKO Co. Ltd.	250,000	2,040,721
Shin-Keisei Electric Railway Co. Ltd.	35,000	669,245
STEF-TFE Group	95,000	7,141,654
The Hokkaido Chuo Bus Co. Ltd.	1,000	35,689
Tohbu Network Co. Ltd.	175,000	1,366,538
Utoc Corp.	1,600,000	7,245,958
		91,021,286
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	756,800	21,281,216
Alconix Corp.	18,000	187,020
Applied Industrial Technologies, Inc.	1,000	52,390
Bergman & Beving AB (B Shares)	625,000	3,682,400
Canox Corp.	422,100	2,713,964
Chori Co. Ltd. (c)	1,566,400	24,696,909
Daiichi Jitsugyo Co. Ltd.	25,000	849,136
Green Cross Co. Ltd. (c)	612,000	4,248,614
HERIGE	60,000	1,512,273
Houston Wire & Cable Co. (a)(c)	1,348,500	3,115,035
Howden Joinery Group PLC	225,000	1,488,351
iMarketKorea, Inc.	35,000	292,425
Itochu Corp.	19,000,000	372,497,195
Kamei Corp. (c)	2,100,000	20,840,516
Latham James PLC	10,000	99,501
Lumax International Corp. Ltd.	1,588,740	3,444,071
Maruka Machinery Co. Ltd.	5,000	80,883
Meiwa Corp. (b)	1,425,000	6,440,153
Mitani Shoji Co. Ltd.	665,000	39,039,277
Mitsubishi Corp.	1,400,000	29,691,187
Momentum Group AB Class B	525,000	4,779,406
MSC Industrial Direct Co., Inc. Class A	25,000	1,491,000
Narasaki Sangyo Co. Ltd.	70,000	1,157,806
Nishikawa Keisoku Co. Ltd.	20,000	754,787
Okaya & Co. Ltd.	100	7,417
Pla Matels Corp.	300,000	1,537,530
Rasa Corp.	235,000	1,817,546
Sakai Trading Co. Ltd.	30,000	422,122
Sam Yung Trading Co. Ltd.	10,000	111,126
Sanyo Trading Co. Ltd.	58,800	476,142
Shinsho Corp.	100,000	1,705,260
Totech Corp.	1,000	19,373
Yamazen Co. Ltd.	100,000	849,835
Yuasa Trading Co. Ltd.	650,000	17,668,080
		569,049,946
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,546,187
Isewan Terminal Service Co. Ltd.	300,000	2,091,040
Meiko Transportation Co. Ltd.	100,000	980,292
Qingdao Port International Co. Ltd. (H Shares) (e)	17,000,000	9,147,903
		13,765,422

TOTAL INDUSTRIALS		1,070,127,127

INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.1%
Casa Systems, Inc. (a)(b)	105,000	538,650
F5 Networks, Inc. (a)	100,000	13,926,000
HF Co. (a)(c)	225,000	742,164
		15,206,814
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	5,000	23,648
Arrow Electronics, Inc. (a)	1,000	62,920
Avnet, Inc.	100,000	3,002,000
Daido Signal Co. Ltd.	400,000	1,990,402
Elematec Corp.	800,000	6,120,300
FLEXium Interconnect, Inc.	25,000	89,813
Forval Corp.	1,000	10,343
HAGIAWARA ELECTRIC Co. Ltd.	350,000	6,783,767
Insight Enterprises, Inc. (a)	1,000	54,290
ITC Networks Corp.	5,000	68,024
Kingboard Chemical Holdings Ltd.	5,675,000	13,844,488
Kyosha Co. Ltd. (b)	50,000	112,752
Lacroix SA (c)	376,493	8,004,049
Lagercrantz Group AB (B Shares)	10,000	138,374
Makus, Inc.	300,000	886,537
New Cosmos Electric Co. Ltd.	35,000	572,380
Nihon Denkei Co. Ltd.	50,000	497,601
PAX Global Technology Ltd.	9,000,000	3,836,938
Redington India Ltd.	5,172,013	5,048,205
Riken Kieki Co. Ltd.	550,000	10,593,580
Shibaura Electronics Co. Ltd.	225,000	4,920,794
Simplo Technology Co. Ltd.	1,400,000	14,513,714
TE Connectivity Ltd.	1,000	73,460
Thinking Electronic Industries Co. Ltd.	1,500,000	4,207,951
VST Holdings Ltd.	20,335,700	9,356,562
		94,812,892
IT Services - 3.4%
All for One Steeb AG	10,000	408,752
Amdocs Ltd.	1,000,000	64,440,000
Avant Corp.	300,000	2,454,457
Bouvet ASA	5,000	211,322
Cielo SA	3,400,000	2,538,480
Computer Services, Inc.	10,000	427,500
Data Applications Co. Ltd.	16,400	231,066
Data#3 Ltd.	800,001	1,996,384
Dimerco Data System Corp.	500,000	753,992
E-Credible Co. Ltd.	240,000	3,684,436
eClerx Services Ltd.	118,050	722,506
Enea Data AB (a)	210,000	2,840,129
Estore Corp. (b)(c)	302,600	3,332,928
Future Corp.	739,200	9,815,590
IFIS Japan Ltd.	175,000	1,136,607
Korea Information & Communication Co. Ltd. (a)	325,000	2,193,705
Neurones	12,000	256,429
NIC, Inc.	50,000	1,211,500
Nice Information & Telecom, Inc.	132,413	3,226,289
Persistent Systems Ltd.	422,739	2,655,769
Societe Pour L'Informatique Industrielle SA	174,000	3,394,067
Softcreate Co. Ltd.	50,000	860,551
Sonata Software Ltd.	100,000	280,889
Sopra Steria Group	480,000	56,861,465
Tessi SA (a)(b)(c)	199,798	16,859,045
The Western Union Co. (b)	10,100,000	192,607,000
		375,400,858
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	154,753
Miraial Co. Ltd. (c)	600,000	6,133,346
Phison Electronics Corp.	600,000	5,683,518
Protec Co. Ltd.	5,352	62,779
		12,034,396
Software - 0.2%
8K Miles Software Services Ltd. (a)(d)	5,000	1,502
Cyient Ltd.	50,000	151,673
eBase Co. Ltd.	400,000	3,872,711
Ebix, Inc. (b)	225,000	4,709,250
Fukui Computer Holdings, Inc.	10,000	270,978
InfoVine Co. Ltd.	63,600	1,023,493
Integrated Research Ltd.	15,000	30,565
Jastec Co. Ltd.	110,000	1,143,922
KPIT Cummins Infosystems Ltd.	1,800,000	1,720,007
KPIT Engineering Ltd.	1,000,000	745,330
KSK Co., Ltd.	121,900	1,948,083
Linedata Services	10,000	252,046
Sinosoft Tech Group Ltd.	3,000,000	392,611
Software AG (Bearer)	10,000	355,055
System Research Co. Ltd.	50,000	710,525
Toho System Science Co. Ltd.	100,000	852,630
Uchida Esco Co. Ltd. (c)	275,000	8,417,975
Zensar Technologies Ltd.	500,000	559,112
		27,157,468
Technology Hardware, Storage & Peripherals - 0.9%
Bluecom Co. Ltd. (a)	55,000	182,678
Elecom Co. Ltd.	40,000	1,584,122
HP, Inc.	6,500,000	100,815,000
NetApp, Inc.	10,000	437,700
		103,019,500

TOTAL INFORMATION TECHNOLOGY		627,631,928

MATERIALS - 2.5%
Chemicals - 1.5%
Air Water, Inc.	100,000	1,356,753
C. Uyemura & Co. Ltd.	185,000	10,239,948
Celanese Corp. Class A	25,000	2,076,750
Chokwang Paint Ltd.	50,000	242,007
Ciner Resources LP	10,000	117,000
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	211,900
Daishin-Chemical Co. Ltd. (c)	411,495	5,832,213
Dow, Inc.	16,666	611,476
EcoGreen International Group Ltd.	1,000,000	153,026
Fuso Chemical Co. Ltd.	200,000	5,982,388
Hannong Chemicals, Inc. (c)	1,288,000	5,057,259
Insecticides (India) Ltd.	53,200	289,326
Isamu Paint Co. Ltd. (b)	20,000	544,938
Jcu Corp.	5,000	118,483
Johnson Matthey PLC	5,000	125,478
Koatsu Gas Kogyo Co. Ltd.	200,000	1,366,072
KPC Holdings Corp.	12,000	436,107
KPX Green Chemical Co. Ltd.	60,204	181,875
Kukdong Oil & Chemicals Co. Ltd.	100,000	267,525
Kunsul Chemical Industrial Co. Ltd.	5,000	71,820
Kuriyama Holdings Corp.	200,000	903,881
Nippon Soda Co. Ltd.	160,000	4,137,353
NOF Corp.	275,000	9,173,927
Nutrien Ltd.	120,000	4,285,499
Okamoto Industries, Inc.	2,000	80,697
Scientex Bhd	4,051,200	7,806,164
T&K Toka Co. Ltd.	350,000	2,377,580
Tae Kyung Industrial Co. Ltd.	675,000	2,555,892
Thai Carbon Black PCL (For. Reg.) (a)	50,000	57,677
Thai Rayon PCL NVDR	250,000	170,591
The Mosaic Co.	5,500,000	63,305,000
Toho Acetylene Co. Ltd.	225,000	2,658,529
Westlake Chemical Corp.	25,000	1,086,250
Yara International ASA	800,000	27,275,611
Yip's Chemical Holdings Ltd.	3,500,000	1,059,430
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,000,000	4,599,336
		166,815,761
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	20,654
Ibstock PLC (e)	500,000	1,269,576
Imerys SA	10,000	313,632
Mitani Sekisan Co. Ltd.	250,000	11,205,330
Yamau Co. Ltd.	5,000	16,540
Yotai Refractories Co. Ltd.	225,000	1,287,332
		14,113,064
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	12,014,000	2,296,498
Chuoh Pack Industry Co. Ltd.	12,000	124,121
Groupe Guillin SA	10,000	180,377
Mayr-Melnhof Karton AG	156,000	21,437,456
Packaging Corp. of America	165,000	15,947,250
Showa Paxxs Corp.	1,000	17,509
The Pack Corp.	75,000	2,383,171
WestRock Co.	50,000	1,609,500
		43,995,882
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit (b)	200,000	2,196,000
Castings PLC	75,000	309,837
Chubu Steel Plate Co. Ltd.	458,800	2,706,242
CI Resources Ltd.	400,000	197,111
CK-SAN-ETSU Co. Ltd.	110,000	2,936,682
Compania de Minas Buenaventura SA sponsored ADR	350,000	2,621,500
Mount Gibson Iron Ltd. (b)	22,500,603	9,206,060
Pacific Metals Co. Ltd. (b)	650,999	10,036,118
Perenti Global Ltd.	22,122,434	13,007,641
Rio Tinto PLC sponsored ADR	100,000	4,619,000
Teck Resources Ltd. Class B (sub. vtg.)	150,000	1,322,246
Warrior Metropolitan Coal, Inc.	100,000	1,255,000
		50,413,437
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	63,340

TOTAL MATERIALS		275,401,484

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	50,000	416,065
Century21 Real Estate Japan Ltd.	10,000	108,279
Housecom Corp.	25,000	316,358
Japan Corporate Housing Service, Inc.	25,000	235,522
Jones Lang LaSalle, Inc.	15,002	1,583,911
Lai Sun Garment (International) Ltd.	206,647	220,668
LSL Property Services PLC	50,000	101,390
Nisshin Group Holdings Co. (c)	2,850,000	10,782,276
		13,764,469
UTILITIES - 2.1%
Electric Utilities - 1.4%
EVN AG	50,000	780,245
Exelon Corp.	500,000	18,540,000
Fjordkraft Holding ASA (e)	650,000	4,377,724
Holding Co. ADMIE IPTO SA	25,000	56,162
PPL Corp.	5,400,134	137,271,406
Public Power Corp. of Greece (a)	25,000	72,600
		161,098,137
Gas Utilities - 0.6%
Busan City Gas Co. Ltd.	110,000	3,255,161
China Resource Gas Group Ltd.	1,800,000	10,116,598
Enagas SA	800,000	18,664,517
GAIL India Ltd. (a)	11,500,000	14,554,253
Hokuriku Gas Co.	75,000	2,187,485
Keiyo Gas Co. Ltd.	15,000	447,281
Seoul City Gas Co. Ltd.	100,000	5,729,150
YESCO Co. Ltd.	240,000	6,776,201
		61,730,646
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	500,000	8,515,000
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	104,735
Thessaloniki Water & Sewage SA (a)	100,000	421,902
		526,637

TOTAL UTILITIES		231,870,420

TOTAL COMMON STOCKS
(Cost $9,717,771,765)		10,219,081,835

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	757,406
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	118,421	2,020,262
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	74,189
Jungheinrich AG	1,000	18,125
		92,314

TOTAL INDUSTRIALS		2,112,576

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	5,749,925
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	5,001,931
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,146,811)		13,621,838

Money Market Funds - 12.9%
Fidelity Cash Central Fund 0.16% (f)	1,016,597,743	1,016,902,723
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	422,555,460	422,597,715
TOTAL MONEY MARKET FUNDS
(Cost $1,439,383,169)		1,439,500,438
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $11,168,301,745)		11,672,204,111
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(482,841,589)
NET ASSETS - 100%		$11,189,362,522

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,076,383 or 0.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,666,454
Fidelity Securities Lending Cash Central Fund	6,224,220
Total	$20,890,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,220,700	$251,051	$--	$208,140	$--	$(1,740,073)	$4,731,678
Autohellas SA	16,981,380	--	--	--	--	(3,604,339)	13,377,041
Bonanza Creek Energy, Inc.	1,308,000	13,892,379	--	--	--	4,224,936	19,425,315
Carbo Ceramics, Inc.	3,021,056	--	335,782	--	(15,086,211)	12,400,937	--
Chori Co. Ltd.	24,549,242	--	--	786,763	--	147,667	24,696,909
Daihatsu Diesel Manufacturing Co. Ltd.	18,936,005	--	--	398,831	--	(6,652,764)	12,283,241
Daishin-Chemical Co. Ltd.	4,520,053	--	--	103,089	--	1,312,160	5,832,213
Estore Corp.	2,419,910	--	--	73,281	--	913,018	3,332,928
Fuji Corp.	13,234,779	--	--	219,641	--	(1,488,602)	11,746,177
Fujimak Corp.	6,082,728	--	--	136,952	--	(1,574,505)	4,508,223
G-Tekt Corp.	41,784,631	--	--	1,108,300	--	(12,385,665)	29,398,966
GameStop Corp. Class A	40,196,651	--	14,835,552	--	(45,538,033)	60,162,404	39,985,470
Gendai Agency, Inc.	3,383,123	--	--	172,374	--	(1,347,527)	2,035,596
GNC Holdings, Inc. Class A	12,354,368	--	2,795,661	--	(39,240,867)	29,752,285	--
Green Cross Co. Ltd.	5,887,490	16,836	--	128,854	--	(1,655,712)	4,248,614
Guess?, Inc.	88,474,295	--	11,292,184	1,135,373	(6,301,210)	(27,870,901)	43,010,000
Gwangju Shinsegae Co. Ltd.	14,164,458	--	--	244,054	--	(2,422,173)	11,742,285
Handsman Co. Ltd.	7,904,428	172,420	--	(8,964)	--	502,576	8,579,424
Hannong Chemicals, Inc.	4,247,540	--	--	137,687	--	809,719	5,057,259
HF Co.	1,320,098	--	--	--	--	(577,934)	742,164
Hibbett Sports, Inc.	21,165,520	2,070,075	--	--	--	(2,400,466)	20,835,129
Houston Wire & Cable Co.	6,270,525	--	--	--	--	(3,155,490)	3,115,035
Jinro Distillers Co. Ltd.	12,952,463	--	--	1,930,158	--	(1,946,922)	11,005,541
Kamei Corp.	21,523,118	--	--	510,376	--	(682,602)	20,840,516
Lacroix SA	7,856,261	--	--	316,401	--	147,788	8,004,049
MegaStudy Co. Ltd.	9,393,601	--	--	350,268	--	(88,484)	9,305,117
MegaStudyEdu Co. Ltd.	27,372,320	--	--	824,674	--	11,463,165	38,835,485
Miraial Co. Ltd.	7,770,935	--	--	105,143	--	(1,637,589)	6,133,346
Nisshin Group Holdings Co.	12,260,318	--	--	428,392	--	(1,478,042)	10,782,276
Peyto Exploration & Development Corp.	37,807,850	--	--	1,267,964	--	(12,624,541)	25,183,309
Sally Beauty Holdings, Inc.	82,440,000	2,702,000	--	--	--	(24,940,000)	60,202,000
Sansei Co. Ltd.	3,148,727	--	--	85,177	--	(772,545)	2,376,182
Satsudora Holdings Co. Ltd.	6,930,435	--	793,594	--	111,193	773,818	7,021,852
Southwestern Energy Co.	31,317,220	60,614,117	--	--	--	70,408,786	162,340,123
TBK Co. Ltd.	6,601,710	--	--	175,289	--	1,382,262	7,983,972
Tessi SA	26,983,519	--	--	--	--	(10,124,474)	16,859,045
Tokatsu Holdings Co. Ltd.	1,043,294	--	--	20,877	--	(172,027)	871,267
Treasure Factory Co. Ltd.	9,782,149	--	--	116,454	--	(4,324,850)	5,457,299
Uchida Esco Co. Ltd.	5,247,486	--	1,937,541	--	1,540,667	3,567,363	8,417,975
Unit Corp.	--	17,325,251	--	--	--	(15,500,051)	1,825,200
Yorozu Corp.	24,428,900	--	--	375,549	--	(4,720,714)	19,708,186
Zappallas, Inc.	3,116,095	--	--	--	--	70,785	3,186,880
Total	$682,403,381	$97,044,129	$31,990,314	$11,351,097	$(104,514,461)	$52,150,677	$695,023,287

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.